UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22940

The Endowment PMF Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment PMF Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/15

Date of reporting period: 03/31/15

Item 1.	Schedule of Investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (2.25% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		$17,815,782
Sentient Global Resources Fund IV, L.P.		7,228,426
Private Equity (23.27% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		325,832
CX Partners Fund Ltd (1)(2)		20,335,368
Gavea Investment Fund II A, L.P.		942,804
Gavea Investment Fund III A, L.P. (1)		14,467,361
Hillcrest Fund, L.P. (2)		10,199,960
India Asset Recovery Fund L.P.		202,216
J.C. Flowers III LP (1)		11,985,863
LC Fund IV, L.P. (1)(2)		20,434,012
New Horizon Capital III, L.P. (1)		24,571,085
Northstar Equity Partners III (1)		6,825,152
Orchid Asia IV, L.P. (1)		5,374,462
Reservoir Capital Partners (Cayman), L.P.		12,434,521
Tiger Global Private Investment Partners IV, L.P.		9,479,566
Tiger Global Private Investment Partners V, L.P. (1)		39,461,938
Tiger Global Private Investment Partners VI, L.P.		11,375,470
Trustbridge Partners II, L.P. (1)		17,934,582
Trustbridge Partners III, L.P. (2)		37,286,294
Trustbridge Partners IV, L.P. (1)		15,074,538
Real Estate (1.82% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)		10,276,531
Phoenix Asia Real Estate Investments II, L.P.		8,619,284
Phoenix Real Estate Fund (T) L.P. (2)		1,367,745

Total Cayman Islands		304,018,792

Guernsey
Private Equity (0.40% of Partners’ Capital)
Mid Europa Fund III LP (1)		4,428,423

Total Guernsey		4,428,423

United Kingdom
Private Equity (0.41% of Partners’ Capital)
Darwin Private Equity I L.P. (1)		4,559,002
Real Estate (0.43% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P. (1)		1,137,101
Patron Capital, L.P. II (1)		261,085
Patron Capital, L.P. III		3,429,984

Total United Kingdom		9,387,172

United States
Energy (14.18% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P (1)		2,866,655
ArcLight Energy Partners Fund V, L.P. (1)		5,217,038
CamCap Resources, L.P.		18,269
EnCap Energy Capital Fund VII-B LP (1)		2,835,599
EnCap Energy Infrastructure TE Feeder, L.P. (1)(2)		3,854,289
Energy & Minerals Group Fund II, L.P. (1)		15,842,298
Intervale Capital Fund, L.P. (1)		4,786,434
Merit Energy Partners G, L.P. (1)		15,296,925
Midstream & Resources Follow-On Fund, L.P. (1)(2)		28,179,768
NGP Energy Technology Partners II, L.P.		5,912,655
NGP IX Offshore Fund, L.P. (1)		12,815,190
NGP Midstream & Resources, L.P. (1)		16,090,491
Quantum Parallel Partners V, L.P. (2)		35,230,001
Tenaska Power Fund II-A, L.P. (1)(2)		8,720,000
Event-Driven (5.58% of Partners’ Capital)
BDCM Partners I, L.P.		22,308,628
Credit Distressed Blue Line Fund, L.P. (3)		10,457,844
Fortelus Special Situations Fund LP (2)		2,832,383

See accompanying notes to the Schedule of Investments.

1

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Event-Driven (5.58% of Partners’ Capital) (continued)
Halcyon European Structured Opportunities Fund L.P. (3)		$3,871
Harbinger Capital Partners Fund I, L.P. (3)		20,802,092
Harbinger Capital Partners Fund II, L.P.		1,542,607
Harbinger Capital Partners Special Situations Fund, L.P.		1,558,589
Harbinger Class L Holdings (U.S.), LLC		101,721
Harbinger Class LS Holdings (U.S.) Trust	3,225	334,476
Harbinger Class PE Holdings (U.S.) Trust	6	1,066,910
Prospect Harbor Credit Partners LP		989,280
Global Macro and Trading (2.58% of Partners’ Capital)
Blueshift Energy Fund, LP (3)		28,581,818
Passport Global Strategies III Ltd. (2)	1,896	88,861
Private Equity (30.67% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.		2,993,498
Advent Latin American Private Equity Fund V-F L.P.		10,040,246
BDCM Opportunity Fund II, L.P. (1)		9,348,388
Black River Commodity Multi-Strategy Fund LLC		338,744
Capital Royalty Partners LP (1)		743,795
Catterton Growth Partners, L.P.		14,434,652
CCM Small Cap Value Qualified Fund, L.P. (3)		1,733,521
Chrysalis Ventures III, L.P.		2,013,957
Crosslink Crossover Fund IV, L.P. (2)		513,334
Crosslink Crossover Fund V, L.P.		3,454,872
Crosslink Crossover Fund VI, L.P.		16,458,230
Dace Ventures I, LP (2)		1,232,245
Fairhaven Capital Partners, L.P.		7,376,359
Founders Fund III, LP		19,912,063
Founders Fund IV, LP		17,632,902
Garrison Opportunity Fund II A LLC		11,775,881
Garrison Opportunity Fund LLC (2)		12,177,438
HealthCor Partners Fund, L.P. (2)		8,082,133
Highland Credit Strategies Liquidation Vehicle Onshore		1,865,141
Ithan Creek Partners, L.P.		8,573,919
Kior Shares Liquidating Capital Account		—
L-R Global Partners, L.P.		342,018
MatlinPatterson Global Opportunities Partners III L.P.		8,141,967
Middle East North Africa Opportunities Fund, L.P. (1)(3)	3,969	606,097
Monomoy Capital Partners II, L.P.		5,135,234
Monomoy Capital Partners, L.P.		1,681,513
Penta Asia Domestic Partners, L.P.		1,318,677
Pine Brook Capital Partners, L.P. (1)		16,240,416
Pinto America Growth Fund, L.P.		2,149,999
Private Equity Investment Fund IV, L.P. (1)(2)		5,184,763
Private Equity Investment Fund V. L.P. (1)(2)		41,096,938
Saints Capital VI, L.P. (2)		10,013,379
Samlyn Onshore Fund, LP		332,159
Sanderling Venture Partners VI Co-Investment Fund, L.P..		1,231,052
Sanderling Venture Partners VI, L.P.		993,605
Sterling Capital Partners II, L.P. (1)		1,114,983
Sterling Group Partners II, L.P.		814,932
Sterling Group Partners III, L.P.		12,437,844
Strategic Value Global Opportunities Fund I-A, L.P.		896,269
TAEF Fund, LLC		2,427,461
Tenaya Capital V, LP		4,854,605
Tenaya Capital VI, LP		6,460,300
The Column Group, L.P.		12,068,573
The Raptor Global Fund L.P.	1,209	609,655
Trivest Fund IV, L.P. (1)(2)		14,343,970
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		3,910,755

See accompanying notes to the Schedule of Investments.

2

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (30.67% of Partners’ Capital) (continued)
Valiant Capital Partners LP		$3,633,388
VCFA Private Equity Partners IV, L.P. (1)		795,780
VCFA Venture Partners V, L.P.		4,004,924
Voyager Capital Fund III, L.P.		3,561,148
WestView Capital Partners II, L.P. (1)(2)		23,819,180
Real Estate (8.44% of Partners’ Capital)
Aslan Realty Partners III, L.L.C. (1)		355,992
Cypress Realty VI Limited Partnership		4,106,802
Florida Real Estate Value Fund, L.P. (2)		4,259,657
GTIS Brazil Real Estate Fund (Brazilian Real) LP (1)(2)		15,654,075
Lone Star Real Estate Fund II (U.S.), L.P.		2,341,822
Monsoon Infrastructure & Realty Co-Invest, L.P. (1)(2)		14,807,163
Northwood Real Estate Co-Investors LP (1)		6,397,439
Northwood Real Estate Partners LP (1)		10,359,827
Parmenter Realty Fund III, L.P. (1)		2,479,987
Parmenter Realty Fund IV, L.P. (1)		5,647,378
Pearlmark Mezzanine Realty Partners III, L.L.C. (1)		7,303,543
Pennybacker II, LP (1)(2)		4,071,153
SBC Latin America Housing US Fund, LP (2)		9,866,136
Square Mile Partners III LP (1)		6,148,738
Relative Value (2.90% of Partners’ Capital)
Eton Park Fund, L.P.		1,986,604
King Street Capital, L.P.		996,177
Magnetar Capital Fund LP (2)		3,177,115
Magnetar SPV LLC (2)		1,410,209
OZ Asia Domestic Partners, LP (1)		1,474,086
PIPE Equity Partners LLC (3)		6,631,829
PIPE Select Fund LLC (3)		15,654,900
Stark Investments Ltd Partnership (1)		40,749
Stark Select Asset Fund, LLC		837,101

Total United States		715,266,076

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		1,033,100,463	92.93%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.12% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		1,293,312
Private Equity (0.03% of Partners’ Capital)
Quorum Fund Ltd	8,762	380,134
Relative Value (0.72% of Partners’ Capital)
CRC Credit Fund Ltd.	49,482	7,309,410
Overseas CAP Partners, Inc.	78	638,377

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		9,621,233

Total Passive Foreign Investment Companies		9,621,233	0.87%

Private Corporations
United States
Real Estate (0.85% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		1,635,270
Legacy Partners Realty Fund III, Inc.		6,532,702
Net Lease Private REIT V, Inc.		10,172
Net Lease Private REIT VI, Inc.		366,520
Net Lease Private REIT VII, Inc.		474,790
Net Lease Private REIT VII-A, Inc.		474,790

Total Private Corporations		9,494,244	0.85%

Total Investments in Investment Funds (Cost $935,266,254)		1,052,215,940	94.65%

See accompanying notes to the Schedule of Investments.

3

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Securities
Common Stock
China
Technology (0.47% of Partners’ Capital)
JD.com, Inc.	178,537	5,245,417

Total Common Stock		5,245,417	0.47%

Total Investments in Securities (Cost $5,202,768)		5,245,417	0.47%

Total Investments (Cost $940,469,022)		$1,057,461,357	95.12%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2015 were $151,473,741. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 4b)
(3)	Affiliated investments for which ownership exceeds 25% of Partners’ Capital (See Note 4b)

See accompanying notes to the Schedule of Investments.

4

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2015

(Unaudited)

(1) ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

The Master Fund’s investment objective is to manage a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations, other foreign investment vehicles (collectively, the “Investment Funds”), and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of The Endowment Master Fund, L.P. (the “Legacy Master Fund”), managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of Investment Funds from the Legacy Master Fund, in exchange for limited partnership interests (the “Interests”) of the Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively, and cash and other assets of $232,435,920.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of March 31, 2015.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or Level 3 in the fair value hierarchy based upon liquidity.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board. For private debt instruments that do not have a market price, the Adviser will estimate fair value in good faith using internal models or third party valuation firms. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for investment companies, that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to investment companies, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In February 2014, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of March 31, 2015, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —

unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 —	investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

• Level 3 —

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or lock-up periods greater than quarterly

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of March 31, 2015:

	LEVEL 1 Investments	LEVEL 2 Investments	LEVEL 3 Investments	Total Investments

Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$182,709,819	$182,709,819
Event-Driven	—	—	61,998,401	61,998,401
Global Macro and Trading	—	—	28,670,679	28,670,679
Private Equity	—	—	608,621,351	608,621,351
Real Estate	—	—	118,891,443	118,891,443
Relative Value	—	—	32,208,770	32,208,770
Passive Foreign Investment Companies
Energy	—	—	1,293,312	1,293,312
Private Equity	—	—	380,134	380,134
Relative Value	—	—	7,947,787	7,947,787
Private Corporations
Real Estate	—	—	9,494,244	9,494,244
Investment Securities
Common Stocks	—
Technology	5,245,417	—	—	5,245,417

Total	$5,245,417	$—	$1,052,215,940	$1,057,461,357

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 or Level 2 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for investments held as of March 31, 2015:

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

	Fair Value as of March 31, 2015	Valuation Technique		Liquidity of Investments	Adjustments to NAV**

Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$182,709,819	NAV as Practical Expedient	*	Non-redeemable	None
Event-Driven	61,998,401	NAV as Practical Expedient	*	Quarterly or Greater	None
Global Macro and Trading	28,670,679	NAV as Practical Expedient	*	Monthly or Greater	None
Private Equity	608,621,351	NAV as Practical Expedient	*	Non-redeemable	None
Real Estate	118,891,443	NAV as Practical Expedient	*	Non-redeemable	None
Relative Value	32,208,770	NAV as Practical Expedient	*	Quarterly or Greater	None
Passive Foreign Investment Companies
Energy	1,293,312	NAV as Practical Expedient	*	Non-redeemable	None
Private Equity	380,134	NAV as Practical Expedient	*	Non-redeemable	None
Relative Value	7,947,787	NAV as Practical Expedient	*	Non-redeemable	None
Private Corporations
Real Estate	9,494,244	NAV as Practical Expedient	*	Non-redeemable	None

Total Investments	$1,052,215,940

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

Transfers that occurred between Levels 2 and 3 during the period ended March 31, 2015, based on levels assigned to Investments on December 31, 2014, are included in the table below. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Beginning Balance as of December 31, 2014	Gross Purchases	Gross Sales*	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Balance as of March 31, 2015

Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$189,521,379	$2,896,349	$(943,187)	$381,211	$(9,145,933)	$182,709,819
Event-Driven	52,475,970	—	(120,181)	52,024	9,590,588	61,998,401
Global Macro and Trading	31,361,345	—	(5,507)	5,507	(2,690,666)	28,670,679
Private Equity	629,148,054	7,767,583	(24,526,146)	8,909,299	(12,677,439)	608,621,351
Real Estate	125,845,499	1,212,600	(10,179,171)	3,155,003	(1,142,488)	118,891,443
Relative Value	58,764,461	4,104	(26,908,448)	3,172,903	(2,824,250)	32,208,770
Passive Foreign Investment Companies
Energy	1,141,500	—	—	—	151,812	1,293,312
Private Equity	509,516	—	—	—	(129,382)	380,134
Relative Value	11,945,384	—	(4,172,256)	1,527,228	(1,352,569)	7,947,787
Private Corporations
Real Estate	9,294,455	—	(18,951)	—	218,740	9,494,244

Total Investments	$1,110,007,563	$11,880,636	$(66,873,847)	$17,203,175	$(20,001,587)	$1,052,215,940

*	Includes Return of Capital and Capital Gain Distributions.

The change in unrealized appreciation/depreciation from Level 3 investments held at March 31, 2015 is $(20,384,136).

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of March 31, 2015, that qualify for this valuation approach is shown in the table below.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$184,003	$33,581	up to 15 years	N/A	N/A	0-15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	61,998	N/A	N/A	Quarterly	45-90	0-5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading (c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	28,671	N/A	N/A	Quarterly	30-90	0-5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity (d)	Investments in nonpublic companies.	609,001	94,009	up to 10 years	N/A	N/A	0-10 years
Real Estate (e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	128,386	23,884	up to 10 years	N/A	N/A	0-10 years
Relative Value (f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	40,157	N/A	N/A	Quarterly	30-120	0-5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$1,052,216	$151,474

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of March 31, 2015, was $940,469,022, resulting in accumulated net unrealized appreciation of $116,992,335 consisting of $262,552,646 in gross unrealized appreciation and $145,560,311 in gross unrealized depreciation.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

(b) AFFILIATED INVESTMENT FUNDS

At March 31, 2015, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended March 31, 2015) is shown below:

Investment Funds	Shares 12/31/2014	Shares 3/31/2015	Beginning Fair Value 12/31/2014	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Ending Fair Value 3/31/2015	Interest/ Dividend Income
Blueshift Energy Fund, LP			$31,172,637	$—	$(5,507)	$5,507	$(2,590,819)	$28,581,818	$—
CCM Small Cap Value Qualified Fund, L.P.			1,597,648	—	—	—	135,873	1,733,521	—
Credit Distressed Blue Line Fund, L.P.			8,864,067	—	—	—	1,593,777	10,457,844	—
Crosslink Crossover Fund IV, L.P.			673,237	—	—	—	(159,903)	513,334	—
CX Partners Fund Ltd			21,562,954	2,288,164	(3,231,226)	(43,683)	(240,841)	20,335,368	185,602
Dace Ventures I, L.P.			1,191,236	27,658	—	—	13,351	1,232,245	—
EnCap Energy Infrastructure TE Feeder, L.P.			3,765,890	105,356	—	—	(16,957)	3,854,289	—
Florida Real Estate Value Fund, L.P.			8,047,739	—	(3,882,631)	506,047	(411,498)	4,259,657	—
Fortelus Special Situations Fund LP			2,954,885	—	—	—	(122,502)	2,832,383	—
Garrison Opportunity Fund LLC			12,618,494	—	(622,098)	—	181,042	12,177,438	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP			16,718,472	—	(34,234)	—	(1,030,163)	15,654,075	—
Halcyon European Structured Opportunities Fund L.P.			54,726	—	—	—	(50,855)	3,871	—
Harbinger Capital Partners Fund I, L.P.			14,495,648	—	—	—	6,306,444	20,802,092	—
HealthCor Partners Fund, L.P.			8,050,383	73,997	—	—	(42,247)	8,082,133	—
Hillcrest Fund, L.P.			10,268,306	—	—	—	(68,346)	10,199,960	—
LC Fund IV, L.P.			19,930,273	—	—	—	503,739	20,434,012	—
Magnetar Capital Fund LP			3,094,731	—	—	—	82,384	3,177,115	—
Magnetar SPV LLC			1,447,232	—	—	—	(37,023)	1,410,209	—
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	675,206	—	—	—	(69,109)	606,097	—
Midstream & Resources Follow-On Fund, L.P.			31,689,803	48,124	(248,439)	209,680	(3,519,400)	28,179,768	86,280
Monsoon Infrastructure & Realty Co-Invest, L.P.			14,464,134	—	—	—	343,029	14,807,163	—
Passport Global Strategies III Ltd.	1,896	1,896	188,708	—	—	—	(99,847)	88,861	—
Pennybacker II, LP			5,150,000	15,346	(988,002)	633,588	(739,779)	4,071,153	—
Phoenix Real Estate Fund (T) L.P.			1,383,806	—	—	—	(16,061)	1,367,745	—
PIPE Equity Partners, LLC			7,272,700	—	(357,935)	(725,664)	442,728	6,631,829	—
PIPE Select Fund LLC			16,968,173	—	(923,005)	(140,111)	(250,157)	15,654,900	—
Private Equity Investment Fund IV, L.P.			5,309,069	220,698	(367,261)	177,984	(155,727)	5,184,763	—
Private Equity Investment Fund V, L.P.**			41,200,445	—	—	—	(103,507)	41,096,938	—
Quantum Parallel Partners V, L.P.			35,665,667	1,520,079	—	—	(1,955,746)	35,230,000	—
Saints Capital VI, L.P.			10,811,345	—	(388,254)	275,660	(685,372)	10,013,379	—
SBC Latin America Housing US Fund, LP			9,181,351	135,193	(59,147)	—	608,739	9,866,136	—
Tenaska Power Fund II-A, L.P.			8,319,874	37,788	(17,970)	—	380,308	8,720,000	—
Trivest Fund IV, L.P.			14,497,369	45,666	(35,851)	—	(163,214)	14,343,970	99,843
Trustbridge Partners III, L.P.			38,448,676	—	—	—	(1,162,382)	37,286,294	—
Tuckerbrook SB Global Distressed Fund I, L.P.			4,022,438	—	(84,495)	—	(27,188)	3,910,755	—
Westview Capital Partners II, L.P.			21,047,452	81,419	(4,382,408)	3,098,968	3,973,749	23,819,180	—

			$432,804,774	$4,599,488	$(15,628,463)	$3,997,976	$846,520	$426,620,295	$371,725

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment PMF Master Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: May 27, 2015

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: May 27, 2015